Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	0 Months Ended	12 Months Ended
	Feb. 29, 2012	Mar. 31, 2012	Mar. 31, 2011
Common Stock Issue Price
Issuance of common stock for cash (in dollars per share)	$ 0.10
Issuance of common stock to affiliate for cash (in dollars per share)			$ 0.0001
Issuance of common stock to related party for cash (in dollars per share)		$ 0.0001